UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7512

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Worldwide Growth Fund, Inc.
July 31, 2008 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Consumer Discretionary--22.0%
Christian Dior	280,000	30,310,877
L'Oreal, ADR	1,250,000	26,287,500
McDonald's	207,800	12,424,362
McGraw-Hill	245,000	9,964,150
News, Cl. A	696,400	9,840,132
Pearson	300,944	3,880,358
Procter & Gamble	330,000	21,608,400
Walgreen	503,000	17,273,020
		131,588,799
Consumer Staples--23.8%
Altria Group	552,500	11,243,375
Coca-Cola	403,100	20,759,650
Diageo, ADR	165,000	11,612,700
Fomento Economico Mexicano, ADR	65,000	2,980,900
Groupe Danone, ADR	1,200,000	17,880,000
LVMH Moet Hennessy Louis Vuitton	102,175	11,307,798
Nestle, ADR	615,000	27,053,850
PepsiCo	170,675	11,360,128
Philip Morris International	552,500	28,536,625
		142,735,026
Energy--19.8%
Chevron	300,800	25,435,648
ConocoPhillips	26,000	2,122,120
Exxon Mobil	555,008	44,639,293
Halliburton	50,000	2,241,000
National Oilwell Varco	10,000 a	786,300
StatoilHydro ASA, ADR	450,068	14,573,202
Total, ADR	372,516	28,497,474
		118,295,037
Financial--7.0%
American Express	35,850	1,330,752
Ameriprise Financial	45,970	1,953,725
Assicurazioni Generali	263,890	9,179,284
Deutsche Bank	50,300	4,636,654
Eurazeo	69,670	6,975,762
HSBC Holdings, ADR	115,000	9,488,650
JPMorgan Chase & Co.	65,100	2,645,013
Zurich Financial Services	20,500	5,426,413
		41,636,253
Health Care--10.8%
Abbott Laboratories	200,300	11,284,902
Johnson & Johnson	203,525	13,935,357
Novartis, ADR	78,000	4,629,300
Novo Nordisk, ADR	10,000	635,100
Roche Holding, ADR	367,000	34,039,250
		64,523,909
Industrial--5.7%
ABB, ADR	125,000	3,277,500
Emerson Electric	164,200	7,996,540
General Dynamics	18,000	1,604,520
General Electric	516,072	14,599,677
United Technologies	100,000	6,398,000
		33,876,237

Information Technology--4.7%
Apple	16,000 a	2,543,200
Intel	810,941	17,994,781
Microsoft	240,000	6,172,800
Texas Instruments	60,000	1,462,800
		28,173,581
Materials--5.9%
Air Liquide, ADR	960,059	25,239,951
Freeport-McMoRan Copper & Gold	37,000	3,579,750
Rio Tinto, ADR	8,000	3,340,800
Yara International, ADR	42,400	3,061,704
		35,222,205
Total Common Stocks
(cost $328,688,341)		596,051,047

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $874,000)	874,000 [b]	874,000

Total Investments (cost $329,562,341)	99.8%	596,925,047
Cash and Receivables (Net)	.2%	932,047
Net Assets	100.0%	597,857,094

ADR - American Depository Receipts

a	Non-income producing security.

b	Investment in affiliated money market mutual fund.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $329,562,341.

Net unrealized appreciation on investments was $267,362,706 of which $277,569,303 related to appreciated investment securities and $10,206,597 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)